Commitments and contingent liabilities - Summary of Off-Balance Sheet Credit Risks, Net of Participations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities lending indemnifications, joint venture	$ 62,000	$ 57,000
Invested in reverse repurchase agreements
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Cash collateral invested in indemnified repurchase agreements	41,000	37,000
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	47,577	49,119
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	2,265	2,298
Off-balance sheet credit risks participations	154	146
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	60	74
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet credit risks	$ 469,121	$ 408,378